UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑05769

Invesco High Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626‑1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/2023

ITEM 1.	REPORTS TO STOCKHOLDERS.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	August 31, 2023
Invesco High Income Trust II
NYSE: VLT

2	Managed Distribution Plan Disclosure

3	Trust Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

12	Financial Statements

16	Financial Highlights

17	Notes to Financial Statements

23	Approval of Investment Advisory and Sub‑Advisory Contracts

25	Distribution Notice

27	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Managed Distribution Plan Disclosure

The Board of Trustees (the “Board”) of Invesco High Income Trust II (the “Trust”) approved a Managed Distribution Plan (the “Plan”) whereby the Trust increased its monthly dividend to common shareholders to a stated fixed monthly distribution amount based on a distribution rate of 8.5 percent of the closing market price per share as of August 1, 2018, the effective date of the Plan.
 The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient investment income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. A return of capital may occur, for example, when some or all of the money that shareholders invested in the Trust is paid back to them. A return of capital distribution does not necessarily reflect the Trust’s investment performance and should not be confused with “yield” or “income.” No conclusions should be drawn about the Trust’s investment performance from the amount of the Trust’s distributions or from the terms of the Plan. The Plan will be subject to periodic review by the Board, and the Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Trust’s shareholders. The amendment or termination of the Plan could have an adverse effect on the market price of the Trust’s common shares.
 The Trust will provide its shareholders of record on each distribution record date with a
Section 19 Notice disclosing the sources of its dividend payment when a distribution includes anything other than net investment income. The amounts and sources of distributions reported in Section 19 Notices are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Trust’s investment experience during its full fiscal year and may be subject to changes based on tax regulations. The Trust will send shareholders a Form 1099‑DIV for the calendar year that will tell them how to report these distributions for federal income tax purposes. Please refer to “Distributions” under Note 1 of the Notes to Financial Statements for information regarding the tax character of the Trust’s distributions.

2	Invesco High Income Trust II

Trust Performance

Performance summary
Cumulative total returns, 2/28/23 to 8/31/23

Trust at NAV	4.37%
Trust at Market Value	0.70
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index▼ (Style-Specific Index)	4.55
Market Price Discount to NAV as of 8/31/23	-9.18

Source(s): ▼RIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month‑end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a closed‑end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index considered representative of the US high-yield, fixed-rate corporate bond market. Index weights for each issuer are capped at 2%.
 The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2023, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20‑day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3	Invesco High Income Trust II

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed‑end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed‑end.

∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed‑end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed‑End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed‑end or by writing to Invesco Closed‑End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your non‑certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed‑end.

4	Invesco High Income Trust II

Schedule of Investments(a)
August 31, 2023
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–120.36%(b)
Advertising–0.69%
Lamar Media Corp.,
4.00%, 02/15/2030	$25,000	$21,898

3.63%, 01/15/2031	586,000	489,837

		511,735

Aerospace & Defense–1.72%
TransDigm, Inc.,
6.25%, 03/15/2026(c)	518,000	513,568

6.75%, 08/15/2028(c)	764,000	767,633

		1,281,201

Aluminum–0.71%
Novelis Corp., 3.25%, 11/15/2026(c)	579,000	525,273

Apparel Retail–1.07%
Gap, Inc. (The), 3.63%, 10/01/2029(c)	697,000	531,242

Victoria’s Secret & Co., 4.63%, 07/15/2029(c)	361,000	261,700

		792,942

Application Software–1.47%
NCR Corp., 5.75%, 09/01/2027(c)	555,000	560,868

SS&C Technologies, Inc., 5.50%, 09/30/2027(c)	554,000	533,834

		1,094,702

Automobile Manufacturers–5.64%
Allison Transmission, Inc.,
4.75%, 10/01/2027(c)	1,094,000	1,028,079

3.75%, 01/30/2031(c)	924,000	772,617

Ford Motor Co.,
3.25%, 02/12/2032	433,000	338,393

4.75%, 01/15/2043	330,000	247,006

Ford Motor Credit Co. LLC,
4.13%, 08/04/2025	677,000	645,402

4.39%, 01/08/2026	687,000	649,911

6.80%, 05/12/2028	513,000	513,303

		4,194,711

Automotive Parts & Equipment–2.79%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(c)	513,000	519,126

NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)	853,000	774,351

ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(c)	784,000	782,241

		2,075,718

Automotive Retail–4.66%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(c)	1,184,000	1,052,387

LCM Investments Holdings II LLC,
4.88%, 05/01/2029(c)	1,523,000	1,323,427

8.25%, 08/01/2031(c)	283,000	283,445

	Principal
	Amount	Value

Automotive Retail–(continued)
Lithia Motors, Inc., 3.88%, 06/01/2029(c)	$939,000	$807,136

		3,466,395

Broadline Retail–0.70%
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(c)(d)	309,000	40,242

Macy’s Retail Holdings LLC, 5.88%, 03/15/2030(c)	550,000	481,745

		521,987

Cable & Satellite–5.58%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(c)	278,000	261,597

5.00%, 02/01/2028(c)	123,000	113,455

4.75%, 03/01/2030(c)	308,000	265,093

4.50%, 08/15/2030(c)	485,000	408,548

7.38%, 03/01/2031(c)	543,000	540,214

4.25%, 01/15/2034(c)	304,000	233,083

CSC Holdings LLC,
4.50%, 11/15/2031(c)	1,656,000	1,179,017

5.00%, 11/15/2031(c)	948,000	507,530

DISH Network Corp., Conv., 3.38%, 08/15/2026	1,053,000	642,330

		4,150,867

Casinos & Gaming–3.67%
Codere Finance 2 (Luxembourg) S.A. (Spain), 13.63%, 11/30/2027 (Acquired 11/30/2021; Cost $64,573)(c)(e)	64,572	5,818

Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(c)	1,248,000	1,047,609

Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(c)	1,520,000	1,151,833

Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(c)	596,000	526,397

		2,731,657

Commodity Chemicals–1.45%
Mativ Holdings, Inc., 6.88%, 10/01/2026(c)	1,191,000	1,079,838

Construction & Engineering–1.41%
Howard Midstream Energy Partners LLC,
6.75%, 01/15/2027(c)	669,000	644,899

8.88%, 07/15/2028(c)	389,000	403,210

		1,048,109

Consumer Finance–2.19%
FirstCash, Inc., 5.63%, 01/01/2030(c)	587,000	533,560

Navient Corp., 6.13%, 03/25/2024	532,000	530,256

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco High Income Trust II

	Principal
	Amount	Value

Consumer Finance–(continued)
OneMain Finance Corp.,
7.13%, 03/15/2026	$330,000	$325,017

3.88%, 09/15/2028	37,000	30,379

5.38%, 11/15/2029	245,000	211,925

		1,631,137

Copper–0.80%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(c)	582,000	592,984

Diversified Banks–2.12%
Citigroup, Inc.,
3.88%(f)(g)	471,000	413,321

7.38%(f)(g)	113,000	113,989

JPMorgan Chase & Co., Series FF, 5.00%(f)(g)	1,072,000	1,050,571

		1,577,881

Diversified Financial Services–3.52%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.75%, 06/06/2028	530,000	525,835

Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(c)	606,000	532,453

Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(c)	622,000	531,730

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(c)	591,000	532,089

Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(c)	560,000	494,150

		2,616,257

Diversified Metals & Mining–0.75%
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(c)	304,000	287,250

6.13%, 04/01/2029(c)	288,000	271,035

		558,285

Diversified Support Services–1.05%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(c)	769,000	779,381

Electric Utilities–2.89%
Electricite de France S.A. (France), 9.13%(c)(f)(g)	526,000	551,505

NRG Energy, Inc., 4.45%, 06/15/2029(c)	589,000	523,845

Talen Energy Supply LLC, 8.63%, 06/01/2030(c)	519,000	540,938

Vistra Operations Co. LLC,
5.63%, 02/15/2027(c)	220,000	211,994

5.00%, 07/31/2027(c)	336,000	316,313

		2,144,595

Electrical Components & Equipment–0.93%
EnerSys, 4.38%, 12/15/2027(c)	561,000	513,845

Sensata Technologies B.V., 4.00%, 04/15/2029(c)	200,000	175,862

		689,707

	Principal
	Amount	Value

Electronic Components–1.13%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(c)	$178,000	$157,760

3.75%, 02/15/2031(c)	816,000	684,546

		842,306

Electronic Manufacturing Services–1.05%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(c)	788,000	776,708

Environmental & Facilities Services–0.29%
GFL Environmental, Inc. (Canada), 4.38%, 08/15/2029(c)	242,000	214,272

Food Distributors–0.70%
United Natural Foods, Inc., 6.75%, 10/15/2028(c)	623,000	519,289

Gold–1.04%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(c)	812,000	776,259

Health Care Facilities–2.24%
Encompass Health Corp., 4.50%, 02/01/2028	612,000	569,045

Tenet Healthcare Corp., 4.88%, 01/01/2026	1,130,000	1,096,600

		1,665,645

Health Care REITs–4.51%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(c)	642,000	560,004

Diversified Healthcare Trust,
4.75%, 05/01/2024	861,000	818,270

4.38%, 03/01/2031	953,000	719,907

MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	1,938,000	1,257,993

		3,356,174

Health Care Services–2.03%
Community Health Systems, Inc.,
8.00%, 03/15/2026(c)	584,000	570,738

5.25%, 05/15/2030(c)	502,000	396,343

4.75%, 02/15/2031(c)	335,000	249,877

DaVita, Inc., 3.75%, 02/15/2031(c)	367,000	292,588

		1,509,546

Health Care Supplies–1.08%
Medline Borrower L.P.,
3.88%, 04/01/2029(c)	628,000	548,825

5.25%, 10/01/2029(c)	281,000	249,814

		798,639

Hotel & Resort REITs–2.79%
Service Properties Trust,
7.50%, 09/15/2025	23,000	22,750

5.50%, 12/15/2027	1,181,000	1,046,558

4.95%, 10/01/2029	421,000	332,388

4.38%, 02/15/2030	886,000	673,707

		2,075,403

Hotels, Resorts & Cruise Lines–0.66%
Carnival Corp., 6.00%, 05/01/2029(c)	542,000	489,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco High Income Trust II

	Principal
	Amount	Value

Household Products–0.69%
Prestige Brands, Inc., 3.75%, 04/01/2031(c)	$621,000	$514,436

Independent Power Producers & Energy Traders–0.73%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(c)	589,000	545,147

Industrial Conglomerates–0.80%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	747,000	590,711

Industrial Machinery & Supplies & Components–1.80%
EnPro Industries, Inc., 5.75%, 10/15/2026	803,000	783,763

Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(c)	615,000	550,991

		1,334,754

Integrated Telecommunication Services–5.61%
Altice France S.A. (France), 8.13%, 02/01/2027(c)	1,251,000	1,058,396

Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(c)	318,000	303,717

Iliad Holding S.A.S.U. (France), 7.00%, 10/15/2028(c)	789,000	734,930

Level 3 Financing, Inc., 3.75%, 07/15/2029(c)	1,712,000	1,023,160

Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(c)	1,063,000	1,050,155

		4,170,358

Interactive Media & Services–0.73%
Match Group Holdings II LLC, 4.63%, 06/01/2028(c)	591,000	545,800

Investment Banking & Brokerage–0.70%
Charles Schwab Corp. (The), Series G, 5.38%(f)(g)	537,000	520,890

IT Consulting & Other Services–0.70%
Gartner, Inc.,
4.50%, 07/01/2028(c)	88,000	82,149

3.63%, 06/15/2029(c)	306,000	269,071

3.75%, 10/01/2030(c)	195,000	168,585

		519,805

Leisure Facilities–3.89%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(c)	685,000	745,619

NCL Corp. Ltd.,
5.88%, 03/15/2026(c)	587,000	554,019

5.88%, 02/15/2027(c)	275,000	266,736

NCL Finance Ltd., 6.13%, 03/15/2028(c)	525,000	473,812

Viking Cruises Ltd., 5.88%, 09/15/2027(c)	300,000	280,789

Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(c)	615,000	572,307

		2,893,282

Life Sciences Tools & Services–0.21%
Syneos Health, Inc., 3.63%, 01/15/2029(c)	159,000	158,746

	Principal
	Amount	Value

Marine Transportation–0.27%
Viking Cruises Ltd., 7.00%, 02/15/2029(c)	$211,000	$200,260

Metal, Glass & Plastic Containers–0.70%
Ball Corp.,
6.00%, 06/15/2029	261,000	257,615

3.13%, 09/15/2031	321,000	260,176

		517,791

Mortgage REITs–0.73%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(c)	647,000	544,596

Oil & Gas Drilling–4.11%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(c)	559,000	520,138

Transocean, Inc.,
7.25%, 11/01/2025(c)	282,000	278,475

7.50%, 01/15/2026(c)	843,000	835,194

8.75%, 02/15/2030(c)	406,600	416,342

7.50%, 04/15/2031	625,000	545,500

Valaris Ltd., 8.38%, 04/30/2030(c)	451,000	459,790

		3,055,439

Oil & Gas Equipment & Services–0.70%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(c)	525,000	522,758

Oil & Gas Exploration & Production–10.32%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(c)	2,129,000	2,141,561

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(c)	526,000	523,384

Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(c)	528,000	535,860

Civitas Resources, Inc.,
8.38%, 07/01/2028(c)	233,000	240,281

8.75%, 07/01/2031(c)	274,000	283,932

Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(c)	421,000	392,023

6.25%, 04/15/2032(c)	159,000	146,072

Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2027(c)	537,000	533,363

SM Energy Co., 6.63%, 01/15/2027	534,000	527,806

Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(c)	1,378,000	1,291,999

Venture Global LNG, Inc., 8.13%, 06/01/2028(c)	526,000	531,073

Vital Energy, Inc.,
9.50%, 01/15/2025	265,000	266,598

7.75%, 07/31/2029(c)	288,000	259,478

		7,673,430

Oil & Gas Refining & Marketing–0.71%
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(c)	531,000	530,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco High Income Trust II

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–4.32%
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	$430,000	$417,474

8.00%, 01/15/2027	162,000	159,870

7.75%, 02/01/2028	231,000	225,003

Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	576,000	567,878

Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(c)	541,000	547,853

New Fortress Energy, Inc., 6.50%, 09/30/2026(c)	840,000	781,555

Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.75%, 04/15/2025	271,000	249,610

9.00%, 10/15/2026(c)(h)	273,000	263,691

		3,212,934

Passenger Airlines–1.40%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(c)	1,061,500	1,042,742

Pharmaceuticals–2.49%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(c)	1,709,000	1,015,681

Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(c)	315,000	266,148

Par Pharmaceutical, Inc., 7.50%, 04/01/2027(c)	797,000	568,153

		1,849,982

Research & Consulting Services–1.22%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(c)	871,000	760,355

Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(c)	160,000	143,742

		904,097

Restaurants–1.75%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.50%, 02/15/2029(c)	597,000	523,233

4.00%, 10/15/2030(c)	306,000	259,504

Yum! Brands, Inc., 5.38%, 04/01/2032	550,000	516,671

		1,299,408

Retail REITs–1.46%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(c)	1,140,000	1,084,500

Specialized Consumer Services–2.91%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(c)	785,000	800,700

Carriage Services, Inc., 4.25%, 05/15/2029(c)	1,572,000	1,365,596

		2,166,296

Specialty Chemicals–0.29%
Braskem Idesa S.A.P.I. (Mexico), 7.45%, 11/15/2029(c)	338,000	214,262

	Principal
	Amount	Value

Systems Software–3.55%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(c)	$878,000	$809,955

Camelot Finance S.A., 4.50%, 11/01/2026(c)	1,401,000	1,311,703

Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	599,000	515,559

		2,637,217

Telecom Tower REITs–0.70%
SBA Communications Corp., 3.88%, 02/15/2027	563,000	521,040

Trading Companies & Distributors–2.15%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(c)	455,000	449,713

5.50%, 05/01/2028(c)	1,231,000	1,144,627

		1,594,340

Wireless Telecommunication Services–1.39%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(f)	1,324,000	1,035,702

Total U.S. Dollar Denominated Bonds & Notes (Cost $93,667,554)		89,490,273

Variable Rate Senior Loan Interests–9.71%(i)(j)
Advertising–0.75%
Clear Channel Worldwide Holdings, Inc., Term Loan B, 9.13% (1 mo. Term SOFR + 3.50%), 08/21/2026	569,083	557,937

Application Software–0.71%
NCR Corp., Term Loan B, 7.95% (1 mo. Term SOFR + 2.50%), 08/28/2026	528,259	528,262

Commodity Chemicals–0.64%
Mativ Holdings, Inc., Term Loan B, 9.20% (1 mo. Term SOFR + 3.75%), 04/20/2028(k)	481,153	474,236

Diversified Financial Services–0.75%
Scientific Games Lottery, First Lien Term Loan, 8.77% (3 mo. Term SOFR + 3.50%), 04/04/2029	560,000	557,987

Environmental & Facilities Services–0.74%
GFL Environmental, Inc. (Canada), Term Loan, 0.00%, 05/31/2027	550,000	552,409

Health Care Facilities–0.72%
Select Medical Corp., Term Loan, 8.33% (1 mo. Term SOFR + 3.00%), 03/06/2027	537,000	537,894

Health Care Supplies–0.34%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan, 8.70% (1 mo. SOFR + 3.36%), 10/23/2028	251,000	251,131

Hotels, Resorts & Cruise Lines–2.19%
Carnival Corp., Incremental Term Loan, 8.70% (1 mo. Term SOFR + 3.25%), 10/18/2028	574,447	574,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco High Income Trust II

	Principal
	Amount		Value

Hotels, Resorts & Cruise Lines–(continued)
IRB Holding Corp., Term Loan B, 8.43% (1 mo. SOFR + 3.00%), 12/15/2027		$1,056,933	$1,052,694

			1,626,874

Industrial REITs–0.50%
Greystar Real Estate Partners LLC, Term Loan, 9.06% (1 mo. Term SOFR + 3.75%), 08/07/2030(k)		368,400	368,400

Pharmaceuticals–0.62%
Endo LLC, Term Loan, 14.50% (1 mo. PRIME + 6.00%), 03/27/2028		627,062	463,242

Real Estate Services–0.72%
DTZ U.S. Borrower LLC, Term Loan B, 0.00%, 01/31/2030		537,000	535,657

Research & Consulting Services–1.03%
Dun & Bradstreet Corp. (The), Term Loan B, 0.00% (1 mo. SOFR + 2.85%), 02/06/2026		762,571	764,123

Total Variable Rate Senior Loan Interests (Cost $7,348,797)			7,218,152

Non-U.S. Dollar Denominated Bonds & Notes–8.65%(l)
Airport Services–0.71%
Gatwick Airport Finance PLC (United Kingdom), 4.38%, 04/07/2026(c)	GBP	453,000	526,775

Application Software–1.38%
Boxer Parent Co., Inc., 6.50%, 10/02/2025(c)	EUR	950,000	1,024,086

Casinos & Gaming–0.15%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.00%, 09/30/2026(Acquired 07/24/2020-09/30/2022; Cost $160,878)(c)(e)	EUR	138,521	113,405

Diversified Banks–1.81%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%(c)(f)(g)	EUR	200,000	205,723

BNP Paribas S.A. (France), 6.88%(c)(f)(g)	EUR	200,000	209,637

CaixaBank S.A. (Spain), 6.75%(c)(f)(g)	EUR	200,000	213,881

Cooperatieve Rabobank U.A. (Netherlands), 4.38%(c)(f)(g)	EUR	200,000	192,329

Credit Agricole S.A. (France), 7.25%(c)(f)(g)	EUR	100,000	107,824

HSBC Holdings PLC (United Kingdom), 6.00%(c)(f)(g)	EUR	200,000	217,090

Lloyds Banking Group PLC (United Kingdom), 4.95%(c)(f)(g)	EUR	200,000	202,653

			1,349,137

Diversified Capital Markets–0.29%
Deutsche Bank AG (Germany), 10.00%(c)(f)(g)	EUR	200,000	216,297

Food Retail–0.83%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(c)	GBP	554,000	603,905

	Principal
	Amount		Value

Food Retail–(continued)
Casino Guichard Perrachon S.A. (France),
6.63%, 01/15/2026(c)	EUR	451,000	$8,681

3.99%(c)(f)(g)	EUR	1,200,000	7,911

			620,497

Metal, Glass & Plastic Containers–0.19%
OI European Group B.V., 6.25%, 05/15/2028(c)	EUR	125,000	139,090

Passenger Airlines–1.33%
Air France-KLM (France), 3.88%, 07/01/2026(c)	EUR	500,000	513,568

International Consolidated Airlines Group S.A. (United Kingdom), 3.75%, 03/25/2029(c)	EUR	500,000	474,840

			988,408

Pharmaceuticals–0.86%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(c)	EUR	582,000	636,600

Wireless Telecommunication Services–1.10%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(c)	EUR	900,000	815,728

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,779,633)			6,430,023

	Shares

Preferred Stocks–0.69%
Diversified Banks–0.69%
Bank of America Corp., 6.50%, Series Z, Pfd.(f)		514,000	516,570

Regional Banks–0.00%
First Republic Bank, Series N, Pfd.(h)		2,000	1

Total Preferred Stocks (Cost $530,493)			516,571

Exchange-Traded Funds–0.36%
Invesco AT1 Capital Bond UCITS ETF (Cost $258,648)(m)(n)		12,000	270,140

	Principal Amount

Asset-Backed Securities–0.30%
Hertz Vehicle Financing III LLC, Series 2023-3A, Class C, 7.26%, 02/25/2028 (Cost $219,992)(c)		$220,000	221,057

	Shares

Common Stocks & Other Equity Interests–0.17%
Oil & Gas Storage & Transportation–0.17%
New Fortress Energy, Inc. (Cost $118,509)		4,000	124,160

Money Market Funds–2.80%
Invesco Government & Agency Portfolio, Institutional Class, 5.25%(m)(o)		727,994	727,994

Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(m)(o)		519,981	520,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco High Income Trust II

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.25%(m)(o)	831,993	$831,993

Total Money Market Funds (Cost $2,080,020)		2,080,020

TOTAL INVESTMENTS IN SECURITIES–143.04% (Cost $111,003,646)		106,350,396

BORROWINGS–(41.09)%		(30,550,000)

OTHER ASSETS LESS LIABILITIES–(1.95)%		(1,449,865)

NET ASSETS–100.00%		$74,350,531

Investment Abbreviations:

Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate

Notes to Schedule of Investments:

(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $74,892,896, which represented 100.73% of the Trust’s Net Assets.

(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at August 31, 2023 represented less than 1% of the Trust’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at August 31, 2023 was $119,223, which represented less than 1% of the Trust’s Net Assets.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)
Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2023.

				Change in	Realized
	Value	Purchases	Proceeds	Unrealized	Gain	Value
	February 28, 2023	at Cost	from Sales	Appreciation	(Loss)	August 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 575,999	$9,407,080	$(9,255,085)	$ -	$ ‑	$ 727,994	$14,747
Invesco Liquid Assets Portfolio, Institutional Class	412,760	6,719,342	(6,612,066)	28	(31)	520,033	9,385
Invesco Treasury Portfolio, Institutional Class	658,284	10,750,948	(10,577,239)	-	-	831,993	14,607
Investments in Other Affiliates:
Invesco AT1 Capital Bond UCITS ETF	-	258,648	-	11,492	-	270,140	-
Total	$1,647,043	$27,136,018	$(26,444,390)	$11,520	$(31)	$2,350,160	$38,739

(n)	Non-income producing security.
(o)	The rate shown is the 7-day SEC standardized yield as of August 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco High Income Trust II

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation

	Counterparty	Deliver		Receive

Currency Risk

11/17/2023	Canadian Imperial Bank of Commerce	EUR	200,000	USD	220,669	$ 3,036

11/17/2023	Canadian Imperial Bank of Commerce	GBP	818,000	USD	1,042,726	6,323

11/17/2023	State Street Bank & Trust Co.	EUR	5,060,000	USD	5,571,402	65,282

Total Forward Foreign Currency Contracts						$74,641

Abbreviations:
EUR – Euro
GBP – British Pound Sterling
USD – U.S. Dollar
Portfolio Composition†
By credit quality, based on total investments
as of August 31, 2023

BBB	3.61%
BB	32.25
B	51.82
CCC	11.35
CC	0.80
D	0.17

†
Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

Excluding money market fund holdings, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco High Income Trust II

Statement of Assets and Liabilities
August 31, 2023
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $108,664,978)	$104,000,236

Investments in affiliates, at value (Cost $2,338,668)	2,350,160

Other investments:
Variation margin receivable–centrally cleared swap agreements	139,838

Unrealized appreciation on forward foreign currency contracts outstanding	74,641

Cash	5,645

Foreign currencies, at value (Cost $395,010)	393,884

Receivable for:
Investments sold	633,310

Dividends	4,702

Interest	1,632,578

Investment for trustee deferred compensation and retirement plans	19,087

Total assets	109,254,081

Liabilities:
Payable for:
Borrowings	30,550,000

Investments purchased	4,106,828

Dividends	23,539

Accrued fees to affiliates	10,948

Accrued interest expense	162,321

Accrued trustees’ and officers’ fees and benefits	1,158

Accrued other operating expenses	28,565

Trustee deferred compensation and retirement plans	20,191

Total liabilities	34,903,550

Net assets applicable to common shares	$74,350,531

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$107,814,087

Distributable earnings (loss)	(33,463,556)

$74,350,531

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	6,498,037

Net asset value per common share	$11.44

Market value per common share	$10.39

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco High Income Trust II

Statement of Operations
For the six months ended August 31, 2023
(Unaudited)

Investment income:
Interest	$3,755,793

Dividends	5,126

Dividends from affiliated money market funds	38,739

Total investment income	3,799,658

Expenses:
Advisory fees	369,551

Administrative services fees	5,540

Custodian fees	2,674

Interest, facilities and maintenance fees	995,487

Transfer agent fees	16,561

Trustees’ and officers’ fees and benefits	8,442

Registration and filing fees	10,712

Reports to shareholders	10,389

Professional services fees	59,305

Other	2,174

Total expenses	1,480,835

Less: Fees waived	(879)

Net expenses	1,479,956

Net investment income	2,319,702

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,591,557)

Affiliated investment securities	(31)

Foreign currencies	8,827

Forward foreign currency contracts	(76,223)

Swap agreements	(94,446)

(3,753,430)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	4,252,227

Affiliated investment securities	11,520

Foreign currencies	(737)

Forward foreign currency contracts	42,752

Swap agreements	(2,880)

4,302,882

Net realized and unrealized gain	549,452

Net increase in net assets resulting from operations applicable to common shares	$2,869,154

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco High Income Trust II

Statement of Changes in Net Assets
For the six months ended August 31, 2023 and the year ended February 28, 2023
(Unaudited)

	August 31,	February 28,
	2023	2023

Operations:
Net investment income	$2,319,702	$4,463,580

Net realized gain (loss)	(3,753,430)	(6,239,388)

Change in net unrealized appreciation (depreciation)	4,302,882	(5,850,016)

Net increase (decrease) in net assets resulting from operations applicable to common shares	2,869,154	(7,625,824)

Distributions to common shareholders from distributable earnings	(3,758,465)	(4,934,108)

Return of capital applicable to common shares	–	(2,582,821)

Total distributions	(3,758,465)	(7,516,929)

Net increase (decrease) in net assets applicable to common shares	(889,311)	(15,142,753)

Net assets applicable to common shares:
Beginning of period	75,239,842	90,382,595

End of period	$74,350,531	$75,239,842

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco High Income Trust II

Statement of Cash Flows
For the six months ended August 31, 2023
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$2,869,154

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(61,402,572)

Proceeds from sales of investments	65,062,477

Proceeds from sales of short-term investments, net	(1,010,903)

Amortization of premium on investment securities	119,176

Accretion of discount on investment securities	(603,565)

Net realized loss from investment securities	3,591,557

Net change in unrealized appreciation on investment securities	(4,263,719)

Net change in unrealized appreciation of forward foreign currency contracts	(42,752)

Change in operating assets and liabilities:

Decrease in receivables and other assets	16,120

Decrease in accrued expenses and other payables	(139,796)

Net change in transactions in swap agreements	(26,096)

Net cash provided by operating activities	4,169,081

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(3,757,286)

Net cash provided by (used in) financing activities	(3,757,286)

Net increase in cash and cash equivalents	411,795

Cash and cash equivalents at beginning of period	2,067,754

Cash and cash equivalents at end of period	$2,479,549

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$1,062,106

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco High Income Trust II

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Years Ended			Year Ended	Year Ended
	August 31,		February 28,			February 29,	February 28,
	2023		2023	2022	2021	2020	2019

Net asset value per common share, beginning of period	$11.58		$13.91	$14.99	$14.94	$15.46	$15.95

Net investment income(a)	0.36		0.69	0.73	0.93	0.92	0.92

Net gains (losses) on securities (both realized and unrealized)	0.08		(1.86)	(0.65)	0.28	(0.28)	(0.33)

Total from investment operations	0.44		(1.17)	0.08	1.21	0.64	0.59

Less:
Dividends paid to common shareholders from net investment income	(0.58)		(0.76)	(0.89)	(1.00)	(1.03)	(1.03)

Return of capital	–		(0.40)	(0.27)	(0.16)	(0.13)	(0.05)

Total distributions	(0.58)		(1.16)	(1.16)	(1.16)	(1.16)	(1.08)

Net asset value per common share, end of period	$11.44		$11.58	$13.91	$14.99	$14.94	$15.46

Market value per common share, end of period	$10.39		$10.90	$12.70	$13.56	$13.53	$14.26

Total return at net asset value(b)	4.37%		(7.50)%	0.58%	10.16%	4.72%	4.92%

Total return at market value(c)	0.70%		(4.64)%	1.52%	10.04%	2.81%	9.94%

Net assets applicable to common shares, end of period (000’s omitted)	$74,351		$75,240	$90,383	$97,369	$97,007	$125,500

Portfolio turnover rate(d)	61%		86%	89%	101%	41%	38%

Ratios/supplemental data based on average net assets:
Ratio of expenses:

With fee waivers and/or expense reimbursements	3.94	%(e)	2.63%	1.55%	1.63%	2.41%	2.37%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.29	%(e)	1.23%	1.12%	1.20%	1.24%	1.23%

Without fee waivers and/or expense reimbursements	3.94	%(e)	2.63%	1.55%	1.63%	2.42%	2.37%

Ratio of net investment income to average net assets	6.18	%(e)	5.63%	4.92%	6.68%	5.93%	5.97%

Senior securities:
Asset coverage per $1,000 unit of senior indebtedness(f)	$3,434		$3,463	$3,959	$4,187	$3,280	$3,639

Total borrowings (000’s omitted)	$30,550		$30,550	$30,550	$30,550	$42,550	$47,550

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)
Calculated by subtracting the Trust’s total liabilities (not including the Borrowings) from the Trust’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco High Income Trust II

Notes to Financial Statements
August 31, 2023
(Unaudited)
NOTE 1 – Significant Accounting Policies
Invesco High Income Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed‑end management investment company.
The Trust’s investment objective is to provide its common shareholders high current income, while seeking to preserve shareholders’ capital, through investment in a professionally managed, diversified portfolio of high-income producing fixed-income securities.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution‑size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution‑size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over‑the‑counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non‑U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Securities of investment companies that are not exchange-traded (e.g., open‑end mutual funds) are valued using such company’s end‑of‑business‑day net asset value per share.
Deposits, other obligations of U.S. and non‑U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

17	Invesco High Income Trust II

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay‑in‑kind interest income and non‑cash dividend income received in the form of securities in‑lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex‑dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions – The Trust has adopted a Managed Distribution Plan (the “Plan”) whereby the Trust will pay a monthly dividend to common shareholders at a stated fixed monthly distribution amount based on a distribution rate of 8.5% of the market price per share on August 1, 2018, the date the Plan became effective. The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. Distributions from net investment income are declared and paid monthly, and recorded on the ex‑dividend date. The Plan may be amended or terminated at any time by the Board.

E.
Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period‑end date and before the date the financial statements are released to print.

H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.
Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.
Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

18	Invesco High Income Trust II

L.
Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non‑deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

N.
Leverage Risk – The Trust utilizes leverage to seek to enhance the yield of the Trust by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

O.
Other Risks – The Trust invests in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Trust’s operations, universe of potential investment options, and return potential.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.70% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master sub‑advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub‑Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub‑Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub‑Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2023, the Adviser waived advisory fees of $879.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2023, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub‑administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$89,490,273	$–	$89,490,273

Variable Rate Senior Loan Interests	–	6,375,516	842,636	7,218,152

Non‑U.S. Dollar Denominated Bonds & Notes	–	6,430,023	–	6,430,023

Preferred Stocks	1	516,570	–	516,571

Exchange-Traded Funds	–	270,140	–	270,140

Asset-Backed Securities	–	221,057	–	221,057

Common Stocks & Other Equity Interests	124,160	–	–	124,160

Money Market Funds	2,080,020	–	–	2,080,020

Total Investments in Securities	2,204,181	103,303,579	842,636	106,350,396

Other Investments - Assets*

Forward Foreign Currency Contracts	–	74,641	–	74,641

Total Investments	$2,204,181	$103,378,220	$842,636	$106,425,037

*	Unrealized appreciation.
NOTE 4–Derivative Investments
The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close‑out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period‑End
The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2023:

Value
Currency
Derivative Assets	Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$74,641
Derivatives not subject to master netting agreements	–
Total Derivative Assets subject to master netting agreements	$74,641
Offsetting Assets and Liabilities
The table below reflects the Trust’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2023.

	Financial Derivative Assets	Net Value of Derivatives	Collateral (Received)/Pledged		Net Amount
Counterparty	Forward Foreign Currency Contracts		Non‑Cash	Cash

Canadian Imperial Bank of Commerce	$ 9,359	$ 9,359	$–	$–	$ 9,359

State Street Bank & Trust Co.	65,282	65,282	–	–	65,282

Total	$74,641	$74,641	$–	$–	$74,641

Effect of Derivative Investments for the six months ended August 31, 2023
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$–	$(76,223)	$(76,223)

Swap agreements	(94,446)	–	(94,446)

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	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Total

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$–	$42,752	$42,752

Swap agreements	(2,880)	–	(2,880)

Total	$(97,326)	$(33,471)	$(130,797)

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Swap Agreements

Average notional value	$5,737,814	$2,625,000
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6–Cash Balances and Borrowings
The Trust has entered into a $35 million credit agreement, which will expire on November 9, 2023. This credit agreement is secured by the assets of the Trust. The Trust is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement.
During the six months ended August 31, 2023, the average daily balance of borrowing under the credit agreement was $30,550,000 with an average interest rate of 3.10%. The carrying amount of the Trust’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the credit agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period‑end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year‑end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$5,795,793	$17,275,429	$23,071,222

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2023 was $63,256,162 and $62,384,817, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period‑end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,723,804

Aggregate unrealized (depreciation) of investments	(6,849,743)

Net unrealized appreciation (depreciation) of investments	$(5,125,939)

Cost of investments for tax purposes is $111,550,976.

21	Invesco High Income Trust II

NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2023	2023

Beginning shares	6,498,037	6,498,037

Shares issued through dividend reinvestment	–	–

Ending shares	6,498,037	6,498,037

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2023:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2023	$0.0964	September 15, 2023	September 29, 2023

October 2, 2023	$0.0964	October 16, 2023	October 31, 2023

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Approval of Investment Advisory and Sub-Advisory Contracts

At the meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of Invesco High Income Trust II (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub‑Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub‑Advisers and the sub‑advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub‑advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub‑Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub‑Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub‑Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub‑advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub‑committees, as well as the information provided to the Board and its committees and sub‑committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub‑advisory contracts.
 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub‑advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow‑up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow‑up responses with legal counsel to the independent Trustees and the Senior Officer.
 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub‑advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub‑advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub‑Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co‑Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed‑end fund, including, but not limited to, leverage management and monitoring, evaluation, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, managed distribution program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non‑advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub‑Advisers under the sub‑advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub‑Advisers who provide these services. The Board noted the Affiliated Sub‑Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub‑Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub‑Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub‑advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub‑Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub‑Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub‑advisory contracts for the Fund, as no Affiliated Sub‑Adviser currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (Index). The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period, the

23	Invesco High Income Trust II

fourth quintile for the three year period and third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund underwent a change in portfolio management in 2021. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year, and noted the impact of a managed distribution plan implemented for the Fund in August 2018.
C.	Advisory and Sub‑Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non‑portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund‑by‑fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all‑inclusive fee structures, which are not easily un‑bundled.
 The Board also considered the services that may be provided by the Affiliated Sub‑Advisers pursuant to the sub‑advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub‑Advisers pursuant to the sub‑advisory contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most closed‑end funds do not have fund level breakpoints because closed‑end funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund‑by‑fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and other showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub‑Advisers are financially sound and have the resources necessary to perform their obligations under the sub‑advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

24	Invesco High Income Trust II

DISTRIBUTION NOTICE
September 2023
INVESCO HIGH INCOME TRUST II - Common Shares - Cusip: 46131F101
Form 1099‑DIV for the calendar year will report distributions for US federal income tax purposes. The Fund’s annual report to shareholders will include information regarding the tax character of Fund distributions for the fiscal year. This Notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.
Effective August 1, 2018, the Board of Invesco High Income Trust II (NYSE: VLT) approved a Managed Distribution Plan (the “VLT Plan”) for the Fund, whereby the Fund increased its monthly dividend to common shareholders to a stated fixed monthly distribution amount based on a distribution rate of 8.5 percent of the closing market price per share as of August 1, 2018, the date the VLT Plan became effective.
The following tables set forth the estimated amounts of the current distribution and the cumulative distributions paid this fiscal year to date from the sources indicated. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Plan. All amounts are expressed per common share. The Fund estimates that it has distributed more than its income and net realized capital gains; therefore, a portion of your distribution is estimated to be a return of capital. A return of capital may occur, for example, when some or all of the money that shareholders invested in a Fund is paid back. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” The amounts and sources of distributions reported in this 19(a) Notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend on the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099‑DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

	September 2023
	Net Investment Income		Net Realized Capital Gains		Estimated Return of Principal (or Other Capital Source)		Total Current Distribution (common share)
Fund	Per Share Amount	% of Current Distribution	Per Share Amount	% of Current Distribution	Per Share Amount	% of Current Distribution
Invesco High Income Trust II	$0.0607	62.97%	$0.0000	0.0000%	$0.0357	37.03%	$0.0964

	CUMULATIVE FISCAL YEAR-TO-DATE (YTD) August 31, 2023*
	Net Investment Income		Net Realized Capital Gains		Return of Principal (or Other Capital Source)		Total FYTD Distribution (common share)
Fund	Per Share Amount	% of 2023 Distribution	Per Share Amount	% of 2023 Distribution	Per Share Amount	% of 2023 Distribution
Invesco High Income Trust II	$0.2917	50.43%	$0.0000	0.0000%	$0.2867	49.57%	$0.5784

*
Form 1099‑DIV for the calendar year will report distributions for federal income tax purposes. Each Fund’s annual report to shareholders will include information regarding the tax character of Fund distributions for the fiscal year. The final determination of the source and tax characteristics of all distributions in 2023 will be made after the end of the year.

The monthly distributions are based on estimates and terms of the Fund’s Plan. Monthly distribution amounts may vary from these estimates based on a multitude of factors. Changes in portfolio and market conditions may cause deviations from estimates. These estimates should not be taken as indication of a Fund’s earnings and performance. The actual amounts and its sources may be subject to additional adjustments and will be reported after year end.
The Fund’s Performance and Distribution Rate Information disclosed in the table below is based on the Fund’s net asset value per share (NAV). Shareholders should take note of the relationship between the Fiscal Year‑to‑date Cumulative Total Return with the Fund’s Cumulative Distribution Rate and the Average Annual Total Return with the Fund’s Current Annualized Distribution Rate. The Fund’s NAV is calculated as the total market value of all the securities and other assets held by the Fund minus the total liabilities, divided by the total number of shares outstanding. NAV performance may be indicative of a Fund’s investment performance. The value of a shareholder’s investment in the Fund is determined by the Fund’s market price, which is based on the supply and demand for the Fund’s shares in the open market.

25	Invesco High Income Trust II

Fund Performance and Distribution Rate Information:

	Fiscal Year‑to‑date March 1, 2023 to August 31, 2023			Five-year period ending August 31, 2023
Fund	FYTD Cumulative Total Return[1]	Cumulative Distribution Rate[2]	Current Annualized Distribution Rate[3]	Average Annual Total Return[4]
Invesco High Income Trust II	4.37%	5.06%	10.11%	2.84%

[1]
Fiscal year‑to‑date Cumulative Total Return assumes reinvestment of distributions. This is calculated as the percentage change in the Fund’s NAV over the fiscal year‑to‑date time period including distributions paid and reinvested.

[2]
Cumulative Distribution Rate for the Fund’s current fiscal period (March 1, 2023 to August 31, 2023) is calculated as the dollar value of distributions in the fiscal year‑to‑date period as a percentage of the Fund’s NAV as of August 31, 2023.

[3]	The Current Annualized Distribution Rate is the current fiscal period’s distribution rate annualized as a percentage of the Fund’s NAV as of August 31, 2023.
[4]
Average Annual Total Return represents the compound average of the annual NAV Total Returns of the Fund for the five-year period ending August 31, 2023. Annual NAV Total Return is the percentage change in the Fund’s NAV over a year including distributions paid and reinvested.

The Plan will be subject to periodic review by the Fund’s Board, and a Fund’s Board may terminate or amend the terms of its Plan at any time without prior notice to the Fund’s shareholders. The amendment or termination of a Fund’s Plan could have an adverse effect on the market price of such Fund’s common shares.
The amount of dividends paid by the Fund may vary from time to time. Past amounts of dividends are no guarantee of future payment amounts.
Investing involves risk and it is possible to lose money on any investment in the Funds.
For additional information, shareholders of the closed end fund may call Invesco at 800‑341‑2929.
About Invesco Ltd.
Invesco Ltd. is a global independent investment management firm dedicated to delivering an investment experience that helps people get more out of life. Our distinctive investment teams deliver a comprehensive range of active, passive and alternative investment capabilities. With offices in more than 20 countries, Invesco managed $1.5 trillion in assets on behalf of clients worldwide as of June 30, 2023.
For more information, visit www.invesco.com.
Invesco Distributors, Inc. is the US distributor for Invesco Ltd. It is an indirect, wholly owned, subsidiary of Invesco Ltd.
Note: There is no assurance that a closed‑end fund will achieve its investment objective. Shares are bought on the secondary market and may trade at a discount or premium to NAV. Regular brokerage commissions apply.

NOT A DEPOSIT | NOT FDIC INSURED | NOT GUARANTEED BY THE BANK | MAY LOSE VALUE | NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
–Invesco–

26	Invesco High Income Trust II

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco High Income Trust II (the “Fund”) was held on August 3, 2023. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders.
The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Withheld
(1).	Beth Ann Brown	3,841,727.79	172,186.85
	Anthony J. LaCava, Jr.	3,861,999.79	151,914.85
	Joel W. Motley	3,864,611.79	149,302.85
	Teresa M. Ressel	3,854,259.25	159,655.40

27	Invesco High Income Trust II

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N‑PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N‑PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
 A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/corporate/about‑us/esg. The information is also available on the SEC website, sec.gov.
 Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12‑month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811‑05769	VK‑CE‑HINC2‑SAR‑1

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 17, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 17, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

13(c)	Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the Section 19(a) notices to shareholders are attached thereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco High Income Trust II

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 3, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 3, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 3, 2023